Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Valuation allowance	$ 38,406,000	$ 19,700,000
Purchase Accounting changes		13,439,000
Change in valuation	3,649,000	5,267,000
Valuation allowance	$ 42,055,000	$ 38,406,000